Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 49,907,450
Previously Paid Amount	0
Total Fee Amount	6,892.22
Total Offset Amount	0
Net Fee	$ 6,892.22